Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Schedule of segments
	For the Year Ended
	March 31, 2023	March 31, 2022	March 31, 2021
Revenue from Online Education Service
Revenue from B2B2C Service	$10,358,996	$10,154,357	$7,601,430
Revenue from B2C Service	149,877	1,014,815	657,019
Revenue from Technological Development and Operation Service	183,740	305,176	257,112
Total	$10,692,613	$11,474,348	$8,515,561

Schedule of revenue from business operation
	For the Year Ended March 31, 2023
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$10,508,873	$183,740	$10,692,613
Cost of revenue and related tax	4,904,801	100,909	5,005,710
Gross profit	$5,604,072	$82,831	$5,686,903
Depreciation and amortization	$173,214	$3,029	$176,243
Total capital expenditures	$37,237	$-	$37,237

	For the Year Ended March 31, 2022
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$11,169,172	$305,176	$11,474,348
Cost of revenue and related tax	5,833,319	180,412	6,013,731
Gross profit	$5,335,853	$124,764	$5,460,617
Depreciation and amortization	$173,952	$5,255	$179,207
Total capital expenditures	$34,996	$-	$34,996
	For the Year Ended March 31, 2021
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$8,258,449	$257,112	$8,515,561
Cost of revenue and related tax	3,692,683	304,415	3,997,098
Gross profit	$4,565,766	$(47,303)	$4,518,463
Depreciation and amortization	$189,407	$5,832	$195,239
Total capital expenditures	$72,984	$1,252	$74,236

Schedule of total assets
	As of March 31, 2023	As of March 31, 2022
Total assets:
Online Education Service	$17,091,176	$17,277,372
Technological Development and Operation Service	447,016	726,534
Total Assets	$17,538,192	$18,003,906